Accumulated Other Comprehensive Income and Other Components of Equity - Summary of Accumulated Other Comprehensive Income (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Total accumulated other comprehensive income	₩ 52,407	₩ (77,776)	₩ 117,469
Changes in investments in associates and joint ventures [member]
Total accumulated other comprehensive income	4,023	(11,752)	(3,461)
Gain (loss) on derivatives valuation [member]
Total accumulated other comprehensive income	(29,361)	(7,109)	25,031
Gain (loss) on valuation of financial assets at fair value through other comprehensive income [member]
Total accumulated other comprehensive income	73,928	(52,100)	108,685
Exchange differences on translation for foreign operations [member]
Total accumulated other comprehensive income	₩ 3,817	₩ (6,815)	₩ (12,786)